Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 8,009	$ 1,128	¥ 6,245	¥ 5,551
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 5,100	$ 721	¥ 4,500	¥ 4,500